Alger Growth and Income Fund Average Annual Total Returns - Class Z Shares [Member]		12 Months Ended	21 Months Ended	60 Months Ended	79 Months Ended	93 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.32%	14.42%	15.89%	14.92%	14.82%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		20.53%		15.47%			14.66%
Performance Inception Date	Mar. 01, 2012
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.16%		14.72%			13.56%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.37%		12.16%			11.77%